Leases (Tables)	12 Months Ended
Jun. 30, 2022
Leases
Schedule of reconciliation of changes in right-of-use assets

	Land and	Company	Total right-of-
(in € thousands)	buildings	Cars	use assets
Cost
As of July 1, 2020	34,317	76	34,393
Additions	229	3	231
As of June 30, 2021	34,546	78	34,624

Accumulated Depreciation and Impairment
As of July 1, 2020	15,354	38	15,392
Depreciation Charge of the year	5,210	14	5,224
As of June 30, 2021	20,564	52	20,616

Carrying Amount
As of July 1, 2020	18,963	38	19,001
As of June 30, 2021	13,982	27	14,009

	Land and	Company	Total right-of-
(in € thousands)	buildings	Cars	use assets
Cost
As of July 1, 2021	34,546	78	34,624
Additions	13,307	17	13,324
As of June 30, 2022	47,853	95	47,948

Accumulated Depreciation and Impairment
As of July 1, 2021	20,564	52	20,616
Depreciation Charge of the year	5,643	14	5,657
As of June 30, 2022	26,207	66	26,273

Carrying Amount
As of July 1, 2021	13,982	27	14,009
As of June 30, 2022	21,646	31	21,677